Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
REVENUES	$ 18,805	$ 18,739	$ 32,364	$ 23,215
OPERATING EXPENSES
Direct operating expense	17,990		28,547
Salaries and benefits	167,717	182,964	275,375	255,912
Directors compensation - related parties	57,250	161,600	130,750	323,200
Travel	16,526	24,035	18,434	24,035
Professional fees	64,603	68,149	149,816	112,263
General and administrative expenses	21,578	33,028	60,616	101,839
Depreciation and amortization	15,673	18,167	32,774	39,212
Total Operating Expenses	361,337	487,943	696,312	856,461
Net Loss from Operations	(342,532)	(469,204)	(663,948)	(833,246)
OTHER INCOME (EXPENSE)
Interest expense, net	(4,850)	(5,149)	(9,724)	(9,979)
Finance costs			(7,500)
Other expense	(22,846)		(22,846)
Foreign exchange gain (loss)	(2,788)	(2,265)	3,155	1,262
Total Other Income (Expense)	(30,484)	(7,414)	(43,225)	(8,717)
Net loss before provision for income taxes	(373,016)	(476,618)	(707,173)	(841,963)
PROVISION FOR INCOME TAXES		543		543
NET LOSS	$ (373,016)	$ (476,075)	$ (707,173)	$ (841,963)
Basic and diluted loss per share			$ (0.01)	$ (0.01)
Weighted average shares outstanding	116,982,000	113,878,000	114,924,000	113,878,000